Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Scenario, Forecast [Member] - Subsequent Event [Member]	Mar. 03, 2016 shares
Class of Stock [Line Items]
Common Shares	401,643,203
Stock options	9,117,224
Total number of shares outstanding	410,760,427